Segment Reporting (Tables)	3 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Operating Information

The following table represents a summary of operating information for the three months ended September 30, 2018:

Revenues	Technology	Entertainment
Technology	$ 502,664	$ -
Entertainment	-	216,755

Cost of Sales
Technology	407,351	-
Entertainment	-	71,558

Gross Profit	95,313	145,197

General and Administrative Expenses
Technology	650,067	-
Entertainment	-	213,527

Other Income (Expense)
Technology	(9,764)	-
Entertainment	-	1,395

Net Loss	$ (564,518)	$ (66,935)